Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended		12 Months Ended
	Dec. 31, 2022	Nov. 07, 2022	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based On: 6
Year (a)	Summary Compensation Table Total for PEO 1 1,3 (b)	Compensation Actually Paid for PEO 1 1,4 (c)	Summary Compensation Table Total for PEO 2 1,3 (d)	Compensation Actually Paid for PEO 2 1,4 (e)	Average Summary Compensation Table Total for Non-PEO NEOs 2 ,3 (f)	Average Compensation Actually Paid for Non-PEO NEOs 2,5 (g)	Total Shareholder Return (h)	Peer Group Total Shareholder Return 7 (i)	Net Income (j)	Company- Selected Measure: Revenue Net of Interchange 8 (k)

2023	$5,231,678	$8,594,753	-	-	$2,150,984	$3,352,988	$81	$134	$121,509,000	$1,031,100,000

2022	$577,608	$799,949	$10,280,267	($5,735,389)	$2,450,602	$790,615	$61	$119	$142,177,000	$1,015,300,000

2021	-	-	$8,768,059	$2,003,203	$2,667,749	$1,273,508	$92	$130	$127,791,000	$1,017,900,000

2020	-	-	$7,001,341	$10,687,663	$2,241,571	$1,643,342	$101	$101	$72,660,000	$960,000,000

1.	The Company’s PEOs for the applicable years were as follows:

–	2023: Thomas W. Warsop III served as the Interim CEO from January 1, 2023 to May 31, 2023 and CEO from June 1, 2023 to December 31, 2023 (“PEO 1”).
–	2022: Odilon Almeida served as the CEO from January 1, 2022 to November 7, 2022 (“PEO 2”); Thomas W. Warsop III served as the Interim CEO from November 7, 2022 to December 31, 2022.
–	2021: Odilon Almeida served as the CEO for the entirety of 2021.
–	2020: Odilon Almeida served as the CEO from March 9, 2020 to December 31, 2020.
–
2020: Note that Craig Saks is being reported as a
non-PEO
NEO for the entirety of 2020, even though he served as the interim CEO from January 1, 2020 until March 8, 2020. This is because the majority of his compensation awarded and earned reflects his time as a non-PEO
NEO and his compensation in the summary compensation table is not divided between his time as PEO and a non-PEO
NEO. If Mr. Saks was disclosed as a PEO for the time he spent as interim CEO from January 1, 2020 until March 8, 2020, we estimate that his total compensation as reported in the summary compensation table would have been $85,385 and his compensation actually paid would have been -$119,010.

2.	The Company’s non-PEO NEOs for the applicable years were as follows:

–	2023: Scott W. Behrens, Alessandro Silva, Deborah L. Guerra, and Abraham Kuruvilla.
–	2022: Scott W. Behrens, Ram K. Puppala, Alessandro Silva, Deborah L. Guerra, Eve Aretakis, and Jeremy M. Wilmot.
–	2021: Scott W. Behrens, Eve Aretakis, Dennis P. Byrnes, Jeremy M. Wilmot, and Ram K. Puppala.
–	2020: Scott W. Behrens, Dennis P. Byrnes, Eve Aretakis, Jeremy M. Wilmot, and Craig Saks.

3.
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s PEOs and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO
NEOs.

4.
Amounts reported in these columns represent the “compensation actually paid” to the Company’s PEOs based on the total compensation reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2023, PEO 1 total compensation reported in the Summary Compensation Table was adjusted as shown in the table below. For information on the calculation of “compensation actually paid” for 2020, 2021 and 2022, please see the “pay versus performance” disclosure in our 2023 definitive proxy statement.

PEO 1
		2023
	Summary Compensation Table - Total Compensation	$5,231,678
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($2,308,220)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$$5,665,011
+/-	Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$$0
+/-	Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$$6,284
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$$0
=	Compensation Actually Paid	$8,594,753

Equity Award Valuations
: Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

5.
Amounts reported in this column represent the “compensation actually paid” to the NEOs other than the PEO, based on the average “Total” compensation for such NEOs reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2023, the non-PEO
NEOs’ average total compensation reported in the Summary Compensation Table was adjusted as shown in the table below (with the numbers representing average amounts for the applicable non-PEO
NEOs). See footnote 2 for the
non-PEO
NEOs included in the average for the 2023 fiscal year. For information on the calculation of “compensation actually paid” for 2020, 2021, and 2022, please see the “pay versus performance” disclosure in our 2023 definitive proxy statement.

NEO Average
		2023
	Summary Compensation Table - Total Compensation	$2,150,984
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($1,385,114)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$2,295,047
+/-	Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$285,263
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+/-	Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year.	$48,174
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($41,366)
=	Compensation Actually Paid	$3,352,988
Equity Award Valuations
: Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

6.
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock and the stock of the stock of the S&P Midcap 400 Index. Historic stock price performance is not necessarily indicative of future stock price performance.

7.	The TSR Peer Group consists of the S&P Midcap 400 Index, an independently prepared index.
8.
As noted in the CD&A, for 2023, the Compensation Committee determined that Revenue Net of Interchange was viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in our short-term cash incentive program and PSUs in fiscal year 2023. Revenue Net of Interchange, as used in this disclosure, is defined as revenue net of pass-through interchange revenue. For purposes of calculations of 2023, Revenue Net of Interchange is based on our 2023 budgeted foreign exchange rate, while the other years presented are based on our actual foreign exchange rates. See Appendix A for full reconciliation for Revenue Net of Interchange.

Company Selected Measure Name				Revenue Net of Interchange
Named Executive Officers, Footnote
2.	The Company’s non-PEO NEOs for the applicable years were as follows:

–	2023: Scott W. Behrens, Alessandro Silva, Deborah L. Guerra, and Abraham Kuruvilla.
–	2022: Scott W. Behrens, Ram K. Puppala, Alessandro Silva, Deborah L. Guerra, Eve Aretakis, and Jeremy M. Wilmot.
–	2021: Scott W. Behrens, Eve Aretakis, Dennis P. Byrnes, Jeremy M. Wilmot, and Ram K. Puppala.
–	2020: Scott W. Behrens, Dennis P. Byrnes, Eve Aretakis, Jeremy M. Wilmot, and Craig Saks.

Peer Group Issuers, Footnote
7.	The TSR Peer Group consists of the S&P Midcap 400 Index, an independently prepared index.

Adjustment To PEO Compensation, Footnote
3.
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s PEOs and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO
NEOs.

4.
Amounts reported in these columns represent the “compensation actually paid” to the Company’s PEOs based on the total compensation reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2023, PEO 1 total compensation reported in the Summary Compensation Table was adjusted as shown in the table below. For information on the calculation of “compensation actually paid” for 2020, 2021 and 2022, please see the “pay versus performance” disclosure in our 2023 definitive proxy statement.

PEO 1
		2023
	Summary Compensation Table - Total Compensation	$5,231,678
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($2,308,220)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$$5,665,011
+/-	Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$$0
+/-	Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$$6,284
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$$0
=	Compensation Actually Paid	$8,594,753

Equity Award Valuations
: Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount				$ 2,150,984	$ 2,450,602	$ 2,667,749	$ 2,241,571
Non-PEO NEO Average Compensation Actually Paid Amount				$ 3,352,988	790,615	1,273,508	1,643,342
Adjustment to Non-PEO NEO Compensation Footnote
5.
Amounts reported in this column represent the “compensation actually paid” to the NEOs other than the PEO, based on the average “Total” compensation for such NEOs reported in the Summary Compensation Table for each fiscal year, as adjusted in accordance with SEC rules. For 2023, the non-PEO
NEOs’ average total compensation reported in the Summary Compensation Table was adjusted as shown in the table below (with the numbers representing average amounts for the applicable non-PEO
NEOs). See footnote 2 for the
non-PEO
NEOs included in the average for the 2023 fiscal year. For information on the calculation of “compensation actually paid” for 2020, 2021, and 2022, please see the “pay versus performance” disclosure in our 2023 definitive proxy statement.

NEO Average
		2023
	Summary Compensation Table - Total Compensation	$2,150,984
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	($1,385,114)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$2,295,047
+/-	Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$285,263
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+/-	Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year.	$48,174
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($41,366)
=	Compensation Actually Paid	$3,352,988
Equity Award Valuations
: Equity values are computed in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023 to company performance:

•	Adjusted EBITDA

•	Revenue Net of Interchange Growth

•	Net Adjusted EBITDA Margin

•	Relative Total Shareholder Return

Total Shareholder Return Amount				$ 81	61	92	101
Peer Group Total Shareholder Return Amount				134	119	130	101
Net Income (Loss)				$ 121,509,000	$ 142,177,000	$ 127,791,000	$ 72,660,000
Company Selected Measure Amount				1,031,100,000	1,015,300,000	1,017,900,000	960,000,000
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name				Revenue Net of Interchange Growth
Measure:: 3
Pay vs Performance Disclosure
Name				Net Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name				Relative Total Shareholder Return
Odilon Almeida [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 0	$ 10,280,267	$ 8,768,059	$ 7,001,341
PEO Actually Paid Compensation Amount				0	(5,735,389)	$ 2,003,203	10,687,663
PEO Name		Odilon Almeida	Odilon Almeida			Odilon Almeida
Thomas W. Warsop, III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				5,231,678	577,608	$ 0	0
PEO Actually Paid Compensation Amount				$ 8,594,753	$ 799,949	$ 0	0
PEO Name	Thomas W. Warsop III			Thomas W. Warsop III
Craig Saks [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount							85,385
Non-PEO NEO Average Compensation Actually Paid Amount							$ (119,010)
PEO | Thomas W. Warsop, III [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (2,308,220)
PEO | Thomas W. Warsop, III [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,665,011
PEO | Thomas W. Warsop, III [Member] | Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas W. Warsop, III [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas W. Warsop, III [Member] | Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,284
PEO | Thomas W. Warsop, III [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,385,114)
Non-PEO NEO | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,295,047
Non-PEO NEO | Change in Fair Value (from Prior Year-End to Year-End) of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				285,263
Non-PEO NEO | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value (from Prior Year-End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				48,174
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (41,366)